  Institutional Class Prospectus Supplement


Morgan Stanley Institutional Fund Trust


 Supplement dated May 1, 2003 to the Institutional Class Prospectus dated January 31, 2003 of:

 Balanced Portfolio

 Multi-Asset-Class Portfolio

--------------------------------------------------------------------------------

The Institutional Class Prospectus is hereby amended and supplemented to reflect changes in the management of the Balanced Portfolio and the Multi-Asset-Class Portfolio of Morgan Stanley Institutional Fund Trust.

Accordingly, the "Balanced Portfolio" paragraph in the section of the Prospectus titled "Portfolio Management" is hereby replaced by the following:

Balanced Portfolio
The Portfolio's assets are managed by the International Magnum Team and the Asset Allocation Team. Francine J. Bovich, Managing Director, is a current member of the International Magnum Team. Que Nguyen, Executive Director, is a current member of the Asset Allocation Team.

In addition, the "Multi-Asset-Class Portfolio" paragraph in the section of the Prospectus titled "Portfolio Management" is hereby replaced by the following:

Multi-Asset-Class Portfolio
The Portfolio's assets are managed by the International Magnum Team and the Asset Allocation Team. Francine J. Bovich, Managing Director, is a current member of the International Magnum Team. Que Nguyen, Executive Director, is a current member of the Asset Allocation Team.

The change in portfolio management for the Multi-Asset-Class Portfolio will remain in effect until the Portfolio's liquidation.






Please retain this supplement for future reference.

  Adviser Class Prospectus Supplement


Morgan Stanley Institutional Fund Trust


 Supplement dated May 1, 2003 to the Adviser Class Prospectus dated January 31, 2003 of:

 Balanced Portfolio

 Multi-Asset-Class Portfolio

--------------------------------------------------------------------------------

The Adviser Class Prospectus is hereby amended and supplemented to reflect changes in the management of the Balanced Portfolio and the Multi-Asset-Class Portfolio of Morgan Stanley Institutional Fund Trust.

Accordingly, the "Balanced Portfolio" paragraph in the section of the Prospectus titled "Portfolio Management" is hereby replaced by the following:

Balanced Portfolio
The Portfolio's assets are managed by the International Magnum Team and the Asset Allocation Team. Francine J. Bovich, Managing Director, is a current member of the International Magnum Team. Que Nguyen, Executive Director, is a current member of the Asset Allocation Team.

In addition, the "Multi-Asset-Class Portfolio" paragraph in the section of the Prospectus titled "Portfolio Management" is hereby replaced by the following:

Multi-Asset-Class Portfolio
The Portfolio's assets are managed by the International Magnum Team and the Asset Allocation Team. Francine J. Bovich, Managing Director, is a current member of the International Magnum Team. Que Nguyen, Executive Director, is a current member of the Asset Allocation Team.

The change in portfolio management for the Multi-Asset-Class Portfolio will remain in effect until the Portfolio's liquidation.






Please retain this supplement for future reference.

  Investment Class Prospectus Supplement


Morgan Stanley Institutional Fund Trust


 Supplement dated May 1, 2003 to the Investment Class Prospectus dated January 31, 2003 of:

 Balanced Portfolio

 Multi-Asset-Class Portfolio

--------------------------------------------------------------------------------

The Investment Class Prospectus is hereby amended and supplemented to reflect changes in the management of the Balanced Portfolio and the Multi-Asset-Class Portfolio of Morgan Stanley Institutional Fund Trust.

Accordingly, the "Balanced Portfolio" paragraph in the section of the Prospectus titled "Portfolio Management" is hereby replaced by the following:

Balanced Portfolio
The Portfolio's assets are managed by the International Magnum Team and the Asset Allocation Team. Francine J. Bovich, Managing Director, is a current member of the International Magnum Team. Que Nguyen, Executive Director, is a current member of the Asset Allocation Team.

In addition, the "Multi-Asset-Class Portfolio" paragraph in the section of the Prospectus titled "Portfolio Management" is hereby replaced by the following:

Multi-Asset-Class Portfolio
The Portfolio's assets are managed by the International Magnum Team and the Asset Allocation Team. Francine J. Bovich, Managing Director, is a current member of the International Magnum Team. Que Nguyen, Executive Director, is a current member of the Asset Allocation Team.

The change in portfolio management for the Multi-Asset-Class Portfolio will remain in effect until the Portfolio's liquidation.






Please retain this supplement for future reference.